Intangible Assets, Net and Goodwill - Schedule of Intangible Assets, Net and Goodwil (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net and Goodwil [Line Items]
Carrying amount	$ 801	$ 801
Accumulated amortization	532	312
Intangible assets, net	269	489
Trade names [Member]
Schedule of Intangible Assets, Net and Goodwil [Line Items]
Carrying amount	201	201
Accumulated amortization	194	174
Internal-Use Software [Member]
Schedule of Intangible Assets, Net and Goodwil [Line Items]
Carrying amount	600	600
Accumulated amortization	$ 338	$ 138